Balance Sheets (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Current assets
Cash	$ 1,887	$ 2,083	$ 42,246
Total current assets	1,887	2,083	42,246
Total assets	1,887	2,083	42,246
Current liabilities:
Accrued expenses	18,069	9,468	350
Advances from stockholder	11,500	0
Total current liabilities	29,569	9,468	350
Total Liabilities	29,569	9,468	350
Stockholders' deficit
Preferred stock: $0.0001 par value: 10,000,000 shares authorized; none issued or outstanding	0	0	0
Common stock: $0.0001 par value: 500,000,000 shares authorized; 2,343,800 shares issued and outstanding	234	234	234
Additional paid-in capital	42,206	42,206	42,206
Deficit accumulated during the development stage	(70,122)	(49,825)	(544)
Total stockholders' deficit	(27,682)	(7,385)	41,896
Total liabilities and stockholders' deficit	$ 1,887	$ 2,083	$ 42,246